Investment Objectives and Goals	Oct. 29, 2025
T-REX 2X Long STUB Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG STUB DAILY TARGET ETF
T-REX 2X Long MP Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MP DAILY TARGET ETF
T-REX 2X Long SRPT Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SRPT DAILY TARGET ETF
T-REX 2X Long CIFR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CIFR DAILY TARGET ETF
T-REX 2X Long ASTS Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ASTS DAILY TARGET ETF
T-REX 2X Long BTBT Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BTBT DAILY TARGET ETF
T-REX 2X Long WULF Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG WULF DAILY TARGET ETF
T-REX 2X Long QS Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG QS DAILY TARGET ETF
T-REX 2X Inverse BLSH Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE BLSH DAILY TARGET ETF